BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents	[1]	$ 1,192		$ 1,669
Investments and derivatives	[1]	68		90
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		(482)	$ 27
Debt and derivatives	[1]	$ 1,216		1,255
Increase (decrease) due to corrections of prior period errors
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents				75
Investments and derivatives				(75)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes				31
Debt and derivatives				$ 31

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.